Other Income (Expense)	12 Months Ended
Dec. 31, 2018
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Other Income (Expense)
16.	Other Income (Expense)

The following table presents a breakdown of other income (expense):

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
Finance income
Interest income and similar related income	1,809	1,112	88
Net gain on foreign exchange	6,034	—	—

	7,843	1,112	88
Other income	7,095	—	—
Finance costs
Interest and other expenses	(4)	(190)	—
Net loss on foreign exchange	—	(19,449)	(409)
Derivative financial instrument expense	—	(10,696)	(19,235)

	(4)	(30,335)	(19,644)

Total other income (expense)	14,934	(29,223)	(19,556)

Interest income primarily results from interest earned on cash held on account and accretion of investment earnings.

The Company presents foreign currency gains and losses on a net basis as either finance income or finance expense depending on whether foreign currency movements are in a net gain or net loss position.

Other income consists of a gain recorded in connection with the Regeneron Subscription Agreement. See Note 12 and Note 21 for details. Pursuant to the Regeneron Subscription Agreement, the Company agreed to sell an aggregate of 600,000 of its common shares to Regeneron at a purchase price equal to $25.0 per share. On December 21, 2018, the Company completed the sale under the Regeneron Subscription Agreement and received gross proceeds of $15.0 million, or €13.1 million. Accordingly, the Company recorded the common shares issued at the fair value of the underlying securities on the date of issuance. The difference between the total proceeds received of $15.0 million, or €13.1 million, and the aggregate value of common shares issued of $6.9 million, or €6.0 million, was recorded as a gain on litigation settlement of $8.1 million, or €7.1 million, during the year-ended December 31, 2018.

On December 20, 2016, the Company entered into the share subscription agreement with Incyte and recognized a freestanding forward contract (derivative asset) of $32.6 million, or €31.4 million, in its statement of financial position. In accordance with IAS 39, the finance costs for the year ended December 31, 2017 and 2016, include an amount of €10.7 million and €19.2 million, respectively, related to a fair value remeasurement of the forward contract through December 31, 2016 and through January 23, 2017, the date the shares were issued to Incyte.